Filed under Rule 497(e)
SUNAMERICA SERIES TRUST Supplement to the Statutory Prospectus Dated May 1, 2014	Registration No. 811-7238

The following change is effective immediately:

Small Company Value Portfolio (the “Portfolio”). In the Portfolio Summary, in the Investment Adviser section, the information about the current portfolio managers for Franklin Advisory Services, LLC (“Franklin”) information about the portfolio manager William J. Lippman is deleted in its entirety. Steve Rainieri, Bruce Baughman and Don Taylor will continue to manage the Portfolio.

In the Management section, under Information about the Subadvisers, under Franklin, the portfolio manager information for Mr. Lippman is deleted in its entirety.

Please retain this supplement for future reference.

Date:    December 8, 2014

Versions:    Class 1 Version A; Class 1 & 3 Version C1 and Combined Master

Filed under Rule 497(e)
Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Statement of Additional Information

Dated May 1, 2014

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Franklin Advisory Services, LLC, all reference to William J. Lippman is deleted in its entirety.

Please retain this supplement for future reference.

Dated:  December 8, 2014